Inflation Strategy Portfolio
Inflation Strategy Portfolio
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Inflation Strategy Portfolio	Class I	Class P
Management Fee	0.38%	0.38%
Service Fee	0.20%	none
Other Expenses	1.55%	1.59%
Interest Expense	1.50%	1.54%
All Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	2.13%	1.97%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example - Inflation Strategy Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	216	667	1,144	2,462
Class P	200	618	1,062	2,296

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Inflation Strategy Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	216	667	1,144	2,462
Class P	200	618	1,062	2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 62% of the average value of the Fund.

Principal Investment Strategies

This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed bonds of various maturities issued by the U.S. and non-U.S. governments or their agencies, such as U.S. Treasury Inflation Protected Securities (“TIPS”). It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed bonds are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall.

The Fund may also invest in other income-producing securities consistent with the Fund’s investment goal, including, but not limited to, corporate bonds and notes and mortgage-related and asset-backed securities, other types of U.S. and non-U.S. government or agency debt instruments, and money market instruments, that are rated investment grade at the time of purchase (or, if unrated, determined to be of comparable quality by the sub-adviser). The Fund intends to maintain a dollar-weighted average credit quality of A or better (determined on the basis of the highest credit rating of the Fund’s investments at the time of their purchase or, if unrated, determined to be of comparable quality by the sub-adviser). The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars. The Fund will seek to earn additional income by entering into reverse repurchase agreement transactions, and investing the proceeds of those transactions in additional securities of the nature described in this paragraph.

The Fund typically expects to invest in forward commitments on inflation-indexed bonds to gain exposure to the inflation-linked market. The Fund may purchase and sell futures contracts to adjust interest rate exposure and/or as a substitute for the physical security. The Fund may purchase or sell currency futures contracts, currency forwards, or currency options to gain or increase exposure to various currency markets, to shift currency exposure from one country to another, or to hedge against currency fluctuations.

When selecting investments, the sub-adviser:

• Uses a top-down, macroeconomic view, coupled with a bottom-up perspective driven by rigorous fundamental credit analysis.

• Uses a team approach to identify investment options, with input received from various sector specialists.

• Considers the overall dollar-weighted average credit quality of the Fund.

• Determines allocations among short, intermediate and long duration securities and among various types of investments.

The sub-adviser may sell a holding due to its deteriorating credit quality or to pursue more attractive investment opportunities.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: The Fund’s use of forwards and futures contracts, options and swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, premium risk and segregation risk, each of these risks as described in the “Derivatives Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.” Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

• Investment in Money Market Funds Risk: An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds with a stable net asset value seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in such funds. The share price of money market funds with a floating net asset value might fluctuate, or float, in value and thus it is possible to lose money by investing in such funds.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Leverage Risk: The Fund may invest in forwards and futures contracts, options and swap agreements and reverse repurchase agreements as a principal investment strategy. These investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk, each of these risks as described in the “Mortgage-Related and Other Asset-Backed Securities Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.”

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Reverse Repurchase Agreements Risk: These transactions subject the Fund to counterparty risk. These transactions also subject the Fund to leverage risk because the proceeds raised from the securities sold may be used to purchase other investments for the Fund. The Fund could lose money if the price of the securities sold in a reverse repurchase transaction declines below the pre-agreed-upon repurchase price of the securities.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Barings LLC began managing the Fund on November 1, 2017, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q1 2016: 3.11%; Q2 2013: (7.43%)
Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Returns - Inflation Strategy Portfolio	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Class I (incepted May 2, 2011)	(1.54%)	0.49%	0.74%	May 02, 2011
Class P	Class P (incepted May 2, 2011)	(1.34%)	0.69%	0.92%	May 02, 2011
Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	(1.26%)	1.69%	1.88%	May 02, 2011